Plan of arrangement and discontinued operations (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	May 09, 2017	Dec. 31, 2016	Mar. 01, 2016
Cash and Cash Equivalents, at Carrying Value	$ 6,226,000	$ 7,766,000	$ 7,068,000		$ 13,391,000
Common Stock Shares Exchanged				77,805,786
Share Price						$ 0.3496
Net Assets Transferred Value		$ (44,214,000)
Mason Resources Corp [Member]
Cash and Cash Equivalents, at Carrying Value				$ 8,843,232
Common Stock Shares Exchanged				77,804,786
Share Price				$ 0.45
Net Assets Transferred Value	$ 44,200,000